Property and Equipment, net	12 Months Ended
Dec. 31, 2011
Property and Equipment, net [Abstract]
Property and Equipment, net
Property and Equipment, net

Information related to the major categories of our property and equipment, net is as follows:

	Useful Life	As of December 31,
	(in years)	2011	2010
Capitalized software	3	$47,118	$46,980
Computer software and equipment	3-5	30,051	22,399
Leasehold improvements	4-10	8,411	7,803
Equipment, furniture and fixtures	7	2,637	2,347
Total property and equipment		88,217	79,529
Less: Accumulated depreciation and amortization		(41,955)	(31,210)
Less: Accumulated impairments		(30,822)	(24,719)
Property and equipment, net		$15,440	$23,600

Included within property and equipment is $25,300 of aggregated proprietary technology and software that was acquired during the InfoSpace Mobile acquisition. This represents six platforms that enable us to provide various types of mobile services to the wireless industry. We valued the technology and software using a cost approach, which provides an estimate of fair value based on the cost of reproducing or replacing the assets. We are amortizing the technology assets using a variable method over their estimated useful lives of six years. In the third quarter of 2011, we performed a impairment analysis on our long-lived assets, which resulted in a $6,300 impairment charge, which was all related to this capitalized software. See Note 7-Impairment Charges for more information.

During 2010, we disposed of $12,893 of assets and related accumulated amortization for assets that were no longer in use and the majority of which were fully depreciated.

There was no capitalized interest for the years ended December 31, 2011 and 2010. For the year ended December 31, 2009, capitalized interest was $27. Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $10,923, $10,131 and $11,593, respectively.